UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05021
BNY Mellon Short Term Municipal Bond Fund
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
3/31
Date of reporting period:
9/30/25
ITEM 1 - Reports to Stockholders
BNY Mellon Short Term Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class A – DMBAX
This semi-annual shareholder report contains important information about BNY Mellon Short Term Municipal Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$32	0.64%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$132	106	16.90%
Portfolio Holdings (as of 9/30/25 )
Sector Allocation (Based on Net Assets)

Medical
14.9%
Education
14.7%
Development
9.1%
General Obligation
8.9%
Power
6.8%
Nursing Homes
6.3%
Transportation
5.9%
Student Loan
5.6%
Airport
5.4%
Utilities
3.4%
Housing
1.9%
Tobacco Settlement
1.3%
Net Other Assets and Liabilities
15.8%

State Allocation (Based on Net Assets)

Texas
13.8%
Pennsylvania
8.0%
Florida
7.9%
Illinois
6.1%
Washington
4.5%
New York
4.5%
North Carolina
4.2%
California
4.1%
New Jersey
4.0%
Wisconsin
4.0%
Arizona
4.0%
Alabama
3.4%
Indiana
3.3%
Connecticut
3.2%
South Carolina
3.1%
Massachusetts
2.9%
Iowa
2.6%
Michigan
2.5%
U.S. Related
1.6%
Tennessee
1.6%
Missouri
1.3%
Nevada
1.1%
Maryland
1.1%
Ohio
1.0%
Net Other Assets and Liabilities
6.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6219SA0925

BNY Mellon Short Term Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class D – DSIBX
This semi-annual shareholder report contains important information about BNY Mellon Short Term Municipal Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D*	$25	0.49%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$132	106	16.90%
Portfolio Holdings (as of 9/30/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0591SA0925

BNY Mellon Short Term Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class I – DIMIX
This semi-annual shareholder report contains important information about BNY Mellon Short Term Municipal Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$20	0.39%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$132	106	16.90%
Portfolio Holdings (as of 9/30/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6119SA0925

BNY Mellon Short Term Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
September 30, 2025
Class Y – DMYBX
This semi-annual shareholder report contains important information about BNY Mellon Short Term Municipal Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$19	0.38%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$132	106	16.90%
Portfolio Holdings (as of 9/30/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0986SA0925

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Short Term Municipal Bond Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
September 30, 2025

Class	Ticker
A	DMBAX
D	DSIBX
I	DIMIX
Y	DMYBX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Short Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.1%
Alabama — 3.4%
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1(a)	4.00	12/1/2025	1,250,000	1,254,218
Black Belt Energy Gas District, Revenue Bonds, Ser. B	5.00	12/1/2028	1,000,000	1,058,236
Black Belt Energy Gas District, Revenue Bonds, Ser. D	5.00	11/1/2029	500,000	532,518
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A(a)	3.45	10/1/2031	1,000,000	1,006,235
Southeast Energy Authority, Revenue Bonds, Ser. D	5.00	9/1/2029	550,000	584,456
				4,435,663
Arizona — 4.0%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2029	525,000	562,174
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2025	600,000	600,560
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	2,565,000	2,699,093
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	1,345,000	1,373,563
				5,235,390
California — 4.1%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. B	5.00	11/1/2029	450,000	480,508
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,285,000	1,293,412
California University, Revenue Bonds, Refunding, Ser. B2(a)	0.55	11/1/2026	2,000,000	1,950,050
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	125,000	131,644
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2028	1,500,000	1,596,845
				5,452,459
Colorado — .5%
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	1/15/2026	600,000	599,350
Connecticut — 3.2%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University Issue) Ser. O	5.00	7/1/2029	2,000,000	2,172,592
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2025	1,000,000	1,001,995
Stamford Housing Authority, Revenue Bonds (Mozaic Concierge Living) Ser. D	4.25	10/1/2030	1,000,000	1,013,385
				4,187,972
Florida — 7.9%
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) Ser. B1(a)	5.00	10/1/2029	1,000,000	1,071,641
Lee County Industrial Development Authority, Revenue Bonds, Refunding, Ser. 1	5.00	4/1/2029	1,600,000	1,717,240
Miami-Dade County Seaport Department, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	2,100,000	2,142,605
Mid-Bay Bridge Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	10/1/2029	2,390,000	2,594,981
The School Board of Miami-Dade County, COP, Refunding, Ser. A	5.00	5/1/2030	1,025,000	1,128,038
Venice, Revenue Bonds (Village on The Isle Project) Ser. B3(b)	4.25	1/1/2030	850,000	852,834
Village Community Development District No. 15, Special Assessment Bonds(b)	3.75	5/1/2029	475,000	477,753
Village Community Development District No. 15, Special Assessment Bonds(b)	4.25	5/1/2028	500,000	506,911
				10,492,003
Georgia — .8%
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	6/1/2026	1,100,000	1,112,571

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.1% (continued)
Illinois — 6.1%
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2028	1,630,000	1,712,705
Cook County, GO, Refunding, Ser. A	5.00	11/15/2026	1,000,000	1,027,532
Cook County, Revenue Bonds, Refunding	5.00	11/15/2029	500,000	545,477
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. C	5.00	12/1/2025	3,680,000	3,693,977
Illinois, GO, Refunding, Ser. D	5.00	7/1/2027	1,000,000	1,040,037
				8,019,728
Indiana — 3.3%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	2,950,000	3,112,832
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2025	1,295,000	1,296,175
				4,409,007
Iowa — 2.6%
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. B	6.60	5/15/2028	615,000	644,516
PEFA, Inc., Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	2,715,000	2,762,960
				3,407,476
Kentucky — .8%
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2029	1,000,000	1,062,146
Maryland — 1.1%
Maryland Community Development Administration, Revenue Bonds (Sustainable Bond) Ser. D2	3.30	1/1/2029	1,500,000	1,521,425
Massachusetts — 2.9%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) (Insured; Assured Guaranty Corp.) Ser. N	5.00	7/1/2029	2,500,000	2,725,092
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College Issue)	5.00	1/1/2030	555,000	589,880
Massachusetts Port Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2028	500,000	528,866
				3,843,838
Michigan — 2.5%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2029	500,000	541,843
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2027	800,000	836,887
Lansing Board of Water & Light, Revenue Bonds, Ser. B(a)	2.00	7/1/2026	2,000,000	1,975,650
				3,354,380
Minnesota — .4%
Minneapolis Housing & Redevelopment Authority, Revenue Bonds (Children’s Health Care)	5.00	8/15/2029	500,000	546,402
Missouri — 1.3%
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport) Ser. B	5.00	3/1/2029	1,000,000	1,066,229
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Obligated Group) Ser. A	5.00	2/1/2029	595,000	622,120
				1,688,349
Nevada — 1.1%
Humboldt County, Revenue Bonds, Refunding (Sierra Pacific Power Company Project) Ser. B	3.55	10/1/2029	1,380,000	1,403,035
New Hampshire — .8%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	1,000,000	1,004,694

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.1% (continued)
New Jersey — 4.0%
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2025	850,000	852,711
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2027	1,300,000	1,348,289
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	1,300,000	1,369,273
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	1,670,000	1,760,186
				5,330,459
New York — 4.5%
New York State Dormitory Authority, Revenue Bonds	5.00	10/1/2029	720,000	769,626
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2028	1,500,000	1,553,250
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2027	1,000,000	1,042,479
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2025	2,600,000	2,608,687
				5,974,042
North Carolina — 4.2%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds (Project Aero)(a)	3.75	11/1/2025	1,000,000	1,000,151
North Carolina Medical Care Commission, Revenue Bonds (Caromont Health Obligated Group) Ser. B(a)	5.00	2/1/2026	2,000,000	2,013,924
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Obligated Group) Ser. B1	4.25	10/1/2028	300,000	300,098
North Carolina Medical Care Commission, Revenue Bonds, Refunding	5.00	10/1/2029	2,085,000	2,206,768
				5,520,941
Ohio — 1.0%
Ohio, Revenue Bonds (Cleveland Clinic Health System Obligated Group)(a)	2.75	5/1/2028	1,000,000	995,746
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2029	310,000	330,910
				1,326,656
Pennsylvania — 8.0%
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	1/1/2028	1,000,000	1,046,272
Chester County Industrial Development Authority, Revenue Bonds (Avon Grove Charter School)	5.00	3/1/2027	1,500,000	1,517,835
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2029	525,000	564,901
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2029	2,970,000	3,119,879
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2025	1,000,000	1,003,764
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/15/2028	185,000	198,861
Philadelphia Gas Works Co., Revenue Bonds, Refunding, Ser. A	5.00	8/1/2029	965,000	1,051,121
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2029	1,000,000	1,070,600
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	1,000,000	1,064,556
				10,637,789
Rhode Island — .6%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2026	725,000	738,791
South Carolina — 3.1%
Charleston Educational Excellence Finance Corp., Revenue Bonds, Refunding (Charleston County School District)	5.00	12/1/2028	1,000,000	1,079,901
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	3,000,000	3,082,931
				4,162,832

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.1% (continued)
Tennessee — 1.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Vanderbilt University Medical Center) Ser. A	5.00	7/1/2029	2,025,000	2,183,191
Texas — 13.8%
Arlington Higher Education Finance Corp., Revenue Bonds (Harmony Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2029	1,115,000	1,196,835
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation, Inc.) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2028	500,000	531,518
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2029	1,450,000	1,576,173
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2029	650,000	706,561
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2029	1,000,000	1,078,595
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2030	2,000,000	2,178,883
Dallas Fort Worth International Airport, Revenue Bonds, Refunding (Dallas Fort Worth International Airport) Ser. A1	5.00	11/1/2030	1,000,000	1,095,806
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.00	2/15/2027	1,125,000	1,158,693
Houston Airport System, Revenue Bonds (United Airlines) Ser. C	5.00	7/15/2028	1,000,000	1,025,274
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/1/2029	800,000	800,221
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2030	1,000,000	1,104,486
Lubbock Electric Light & Power System, Revenue Bonds, Refunding	5.00	4/15/2026	675,000	683,588
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	1,800,000	1,811,275
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. D	5.00	2/1/2029	700,000	755,458
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Cook Children’s Medical Center)	5.00	12/1/2030	1,000,000	1,118,148
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2028	430,000	450,668
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2029	450,000	478,056
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds	5.00	1/1/2029	500,000	528,404
				18,278,642
U.S. Related — 1.6%
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,070,708
Utah — .6%
Downtown Revitalization Public Infrastructure District, Revenue Bonds (Seg Redevelopment Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	6/1/2030	700,000	771,823
Virginia — .8%
Chesapeake Economic Development Authority, Revenue Bonds (Virginia Electric & Power Co.)(a)	3.65	10/1/2027	1,000,000	1,016,058
Washington — 4.5%
Central Puget Sound Regional Transit Authority, Revenue Bonds (Sustainable Bond) Ser. S1	5.00	11/1/2029	1,755,000	1,800,063
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R(a)	2.00	12/1/2025	2,000,000	1,995,795
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	750,000	794,524
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2028	550,000	574,507
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2029	770,000	815,628
				5,980,517

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.1% (continued)
Wisconsin — 4.0%
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.25	6/1/2027	1,000,000	1,024,271
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)	4.00	6/15/2030	1,000,000	1,012,445
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Forensic Science & Protective Medicine Collaboration)(b)	5.00	8/1/2027	1,000,000	1,013,597
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hospital Sisters Credit Group) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/15/2030	2,000,000	2,200,755
				5,251,068
Total Investments (cost $130,112,551)			99.1%	131,019,405
Cash and Receivables (Net)			.9%	1,197,968
Net Assets			100.0%	132,217,373

COP—Certificate of Participation
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to $4,880,060 or 3.7% of net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	130,112,551	131,019,405
Cash		2,991,038
Interest receivable		1,636,679
Receivable for shares of Beneficial Interest subscribed		5,191
Prepaid expenses		34,260
		135,686,573
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		46,633
Payable for investment securities purchased		3,308,235
Payable for shares of Beneficial Interest redeemed		45,916
Other accrued expenses		68,416
		3,469,200
Net Assets ($)		132,217,373
Composition of Net Assets ($):
Paid-in capital		136,458,651
Total distributable earnings (loss)		(4,241,278)
Net Assets ($)		132,217,373

Net Asset Value Per Share	Class A	Class D	Class I	Class Y
Net Assets ($)	15,564,773	90,887,069	25,764,543	987.73
Shares Outstanding	1,200,798	7,011,780	1,987,101	76.45
Net Asset Value Per Share ($)	12.96	12.96	12.97	12.92
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2025 (Unaudited)

Investment Income ($):
Interest Income	1,774,625
Expenses:
Management fee—Note 3(a)	162,614
Service Plan fees—Note 3(b)	47,192
Professional fees	43,985
Shareholder servicing costs—Note 3(c)	41,888
Registration fees	36,899
Shareholder and regulatory reports service fees—Note 3(c)	12,167
Chief Compliance Officer fees—Note 3(c)	9,156
Prospectus and shareholders’ reports	6,269
Trustees’ fees and expenses—Note 3(d)	2,575
Loan commitment fees—Note 2	1,518
Custodian fees—Note 3(c)	1,376
Miscellaneous	14,622
Total Expenses	380,261
Less—reduction in expenses due to undertaking—Note 3(a)	(66,168)
Less—reduction in fees due to earnings credits—Note 3(c)	(3,716)
Net Expenses	310,377
Net Investment Income	1,464,248
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(10,224)
Net change in unrealized appreciation (depreciation) on investments	1,623,037
Net Realized and Unrealized Gain (Loss) on Investments	1,612,813
Net Increase in Net Assets Resulting from Operations	3,077,061
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Operations ($):
Net investment income	1,464,248	2,582,768
Net realized gain (loss) on investments	(10,224)	(167,708)
Net change in unrealized appreciation (depreciation) on investments	1,623,037	1,735,689
Net Increase (Decrease) in Net Assets Resulting from Operations	3,077,061	4,150,749
Distributions ($):
Distributions to shareholders:
Class A	(98,979)	(153,264)
Class D	(1,052,858)	(1,926,443)
Class I	(307,567)	(494,169)
Class Y	(11)	(20)
Total Distributions	(1,459,415)	(2,573,896)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	9,534,055	2,715,673
Class D	1,558,225	10,361,951
Class I	4,505,049	11,057,842
Distributions reinvested:
Class A	95,340	136,324
Class D	944,653	1,729,898
Class I	305,589	490,411
Cost of shares redeemed:
Class A	(1,077,135)	(5,109,799)
Class D	(10,731,936)	(22,018,966)
Class I	(4,502,743)	(11,470,268)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	631,097	(12,106,934)
Total Increase (Decrease) in Net Assets	2,248,743	(10,530,081)
Net Assets ($):
Beginning of Period	129,968,630	140,498,711
End of Period	132,217,373	129,968,630

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Capital Share Transactions (Shares):
Class A
Shares sold	738,596	212,858
Shares issued for distributions reinvested	7,393	10,690
Shares redeemed	(83,810)	(400,952)
Net Increase (Decrease) in Shares Outstanding	662,179	(177,404)
Class D
Shares sold	121,388	811,759
Shares issued for distributions reinvested	73,423	135,706
Shares redeemed	(835,448)	(1,727,889)
Net Increase (Decrease) in Shares Outstanding	(640,637)	(780,424)
Class I
Shares sold	351,034	866,650
Shares issued for distributions reinvested	23,740	38,451
Shares redeemed	(350,424)	(898,318)
Net Increase (Decrease) in Shares Outstanding	24,350	6,783
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.80	12.65	12.55	12.55	13.11	12.91
Investment Operations:
Net investment income(a)	.13	.22	.14	.08	.09	.13
Net realized and unrealized gain (loss) on investments	.16	.15	.10	.00 (b)	(.57 )	.20
Total from Investment Operations	.29	.37	.24	.08	(.48 )	.33
Distributions:
Dividends from net investment income	(.13 )	(.22 )	(.14 )	(.08 )	(.08 )	(.13 )
Net asset value, end of period	12.96	12.80	12.65	12.55	12.55	13.11
Total Return (%)(c)	2.31 (d)	2.95	1.96	.62	(3.65)	2.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76 (e)	.74	.71	.68	.67	.67
Ratio of net expenses to average net assets(f),(g)	.64 (e)	.64	.62	.64	.64	.64
Ratio of net investment income to average net assets(f),(g)	2.09 (e)	1.72	1.14	.61	.65	.97
Portfolio Turnover Rate	16.90 (d)	41.53	31.94	14.82	31.30	21.22
Net Assets, end of period ($ x 1,000)	15,565	6,894	9,060	12,127	21,910	29,784

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
Class D Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.80	12.65	12.55	12.55	13.11	12.91
Investment Operations:
Net investment income(a)	.14	.24	.16	.09	.10	.15
Net realized and unrealized gain (loss) on investments	.16	.15	.10	.01	(.56 )	.20
Total from Investment Operations	.30	.39	.26	.10	(.46 )	.35
Distributions:
Dividends from net investment income	(.14 )	(.24 )	(.16 )	(.10 )	(.10 )	(.15 )
Net asset value, end of period	12.96	12.80	12.65	12.55	12.55	13.11
Total Return (%)	2.39 (b)	3.10	2.11	.77	(3.51)	2.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59 (c)	.57	.54	.52	.53	.53
Ratio of net expenses to average net assets(d),(e)	.49 (c)	.49	.47	.49	.49	.49
Ratio of net investment income to average net assets(d),(e)	2.24 (c)	1.88	1.29	.76	.79	1.12
Portfolio Turnover Rate	16.90 (b)	41.53	31.94	14.82	31.30	21.22
Net Assets, end of period ($ x 1,000)	90,887	97,945	106,686	135,030	168,256	185,909

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.80	12.65	12.55	12.56	13.11	12.91
Investment Operations:
Net investment income(a)	.15	.25	.17	.11	.11	.16
Net realized and unrealized gain (loss) on investments	.17	.15	.11	(.01 )	(.54 )	.20
Total from Investment Operations	.32	.40	.28	.10	(.43 )	.36
Distributions:
Dividends from net investment income	(.15 )	(.25 )	(.18 )	(.11 )	(.12 )	(.16 )
Net asset value, end of period	12.97	12.80	12.65	12.55	12.56	13.11
Total Return (%)	2.52 (b)	3.20	2.22	.79	(3.33)	2.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50 (c)	.48	.47	.47	.47	.47
Ratio of net expenses to average net assets(d),(e)	.39 (c)	.39	.38	.39	.39	.39
Ratio of net investment income to average net assets(d),(e)	2.34 (c)	1.99	1.38	.86	.87	1.22
Portfolio Turnover Rate	16.90 (b)	41.53	31.94	14.82	31.30	21.22
Net Assets, end of period ($ x 1,000)	25,765	25,128	24,752	38,837	66,721	62,981

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.76	12.61	12.51	12.52	13.07	12.88
Investment Operations:
Net investment income(a)	.15	.25	.17	.11	.12	.16
Net realized and unrealized gain (loss) on investments	.16	.16	.11	(.02 )	(.55 )	.19
Total from Investment Operations	.31	.41	.28	.09	(.43 )	.35
Distributions:
Dividends from net investment income	(.15 )	(.26 )	(.18 )	(.10 )	(.12 )	(.16 )
Net asset value, end of period	12.92	12.76	12.61	12.51	12.52	13.07
Total Return (%)	2.43 (b)	3.27	2.30	.76	(3.35)	2.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46 (c)	.44	.47	.47	.75	.75
Ratio of net expenses to average net assets(d),(e)	.38 (c)	.39	.38	.39	.39	.39
Ratio of net investment income to average net assets(d),(e)	2.34 (c)	1.98	1.38	.85	.89	1.22
Portfolio Turnover Rate	16.90 (b)	41.53	31.94	14.82	31.30	21.22
Net Assets, end of period ($ x 1,000)	1	1	1	1	16	16

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Short Term Municipal Bond Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class D, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year and bear Shareholder Services Plan fees. Class D shares are sold at net asset value per share directly by the Adviser and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs and bear Service Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Service or Shareholder Service Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Service or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of September 30, 2025, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of September 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	131,019,405	—	131,019,405
	—	131,019,405	—	131,019,405

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended September 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended March 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $5,437,974 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2025. The fund has $805,739 of short-term capital losses and $4,632,235 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2025 were as follows: tax-exempt income $2,573,896. The tax character of current year distributions will be determined at the end of the current fiscal year.
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended September 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from April 1, 2025 through August 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Service Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .39% of the value of the fund’s average daily net assets. On or after August 1, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $66,168 during the period ended September 30, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .12% of the value of the fund’s average daily net assets.
(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .10% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of shares owned by shareholders with whom the Service Agent has a servicing relationship or for whom the Service Agent is the dealer or holder of record and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. Pursuant to the Plan, Class D shares bear (i) the costs of preparing, printing and distributing prospectuses and statements of additional information used other than for regulatory purposes or distribution to existing shareholders, and (ii) the costs associated with implementing and operating the Plan (such as costs of printing and mailing service agreements), the aggregate of such amounts not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the value of its average daily net assets for any full fiscal year. During the period ended September 30, 2025, Class D shares were charged $47,192 pursuant to the Service Plan.
(c) Under the Shareholder Services Plan, Class A shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2025, Class A shares were charged $11,631 pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2025, the fund was charged $11,586 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2,340.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2025, the fund was charged $1,376 pursuant to the custody agreement. These fees were offset by earnings credits of $1,376.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended September 30, 2025, the fund was charged $683 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended September 30, 2025, the fund was charged $9,156 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended September 30, 2025, the Custodian was compensated $12,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $27,058, Service Plan fees of $7,512, Shareholder Services Plan fees of $3,026, Custodian fees of $1,100, Chief Compliance Officer fees of $4,489, Transfer Agent fees of $5,739, Checkwriting fees of $137 and Shareholder and regulatory reports service fees of $6,667, which are offset against an expense reimbursement currently in effect in the amount of $9,095.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2025, amounted to $23,056,188 and $21,590,896, respectively.
At September 30, 2025, accumulated net unrealized appreciation on investments was $906,854, consisting of $1,195,514 gross unrealized appreciation and $288,660 gross unrealized depreciation.
At September 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $11,731.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees held on August 13-14, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional short municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional short municipal debt funds (the “Performance Universe”), all for various periods ended June 30, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of other institutional short municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the one-year period when the fund’s total return performance was above the Performance Universe median. The Board also considered that the fund’s yield performance was above or equal to the Performance Group for five of the ten one-year periods and above the Performance Universe medians for six of the ten one-year periods ended June 30th. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the primary portfolio managers were very experienced and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s performance benchmark index, and it was noted that the fund’s returns were above the returns of the index in eight of the ten calendar years shown.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until August 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..39% of the fund’s average daily net assets.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by one other fund advised by the Adviser that is in the same Lipper category as the fund (the “Similar Fund”), and explained the nature of the Similar Fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s relative performance compared to the fund’s performance benchmark index and determined to continue to monitor the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-6219NCSRSA0925

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Short Term Municipal Bond Fund

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: November 20, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: November 20, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)